SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Summary of Significant Accounting Policies [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	21,704,544	28,875,092	22,621,951	34,050,093
Share-based Compensation, Total	$ 171,569	$ 28,139	$ 231,607	$ 163,432
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Maximum			5.00%
Income Tax Examination, Likelihood of Unfavorable Settlement			greater than 50%
Depreciation			$ 3,403	$ 4,823
Percentage Of Joint Venture Operating Loss Used In Share Calculation	49.00%		49.00%